Related Party Transactions Information About Other Benefits (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of key management personnel compensation [Line Items]
Other benefits	€ 224	€ 917	€ 679
Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Other benefits	165	178	151
Matt Rider [member]
Disclosure of key management personnel compensation [Line Items]
Other benefits	59	0	0
Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Other benefits	€ 0	€ 739	€ 528